Document And Entity Information	12 Months Ended
Jan. 31, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	CALERES INC
Entity Central Index Key	0000014707
Entity Well-known Seasoned Issuer	Yes
Current Fiscal Year End Date	--01-31
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Document Type	S-4
Document Period End Date	Jan. 31, 2015
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false